Borrowings (Table) (Details ) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Navios Holdings	Dec. 31, 2012 Navios Holdings	Dec. 31, 2013 Navios Logistics loans	Dec. 31, 2012 Navios Logistics loans	Dec. 31, 2013 Total Loans	Dec. 31, 2012 Total Loans	Dec. 31, 2013 Loan Facility HSH Nordbank and Commerzbank A.G. Navios Holdings	Dec. 31, 2012 Loan Facility HSH Nordbank and Commerzbank A.G. Navios Holdings	Dec. 31, 2013 Revolver Facility HSH Nordbank and Commerzbank A.G. Navios Holdings	Dec. 31, 2012 Revolver Facility HSH Nordbank and Commerzbank A.G. Navios Holdings	Dec. 31, 2013 Commerzbank A.G. Navios Holdings	Dec. 31, 2012 Commerzbank A.G. Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($130,000) Navios Holdings	Dec. 31, 2012 Loan Facility Credit Agricole ($130,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($75,000) Navios Holdings	Dec. 31, 2012 Loan Facility Credit Agricole ($75,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($40,000) Navios Holdings	Dec. 31, 2012 Loan Facility Credit Agricole ($40,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($23,000) Navios Holdings	Dec. 31, 2012 Loan Facility Credit Agricole ($23,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($23,000) Navios Holdings	Dec. 31, 2012 Loan Facility Credit Agricole ($23,000) Navios Holdings	Dec. 31, 2013 Loan DNB NOR Bank ($40,000) Navios Holdings	Dec. 31, 2012 Loan DNB NOR Bank ($40,000) Navios Holdings	Dec. 31, 2013 Loan Facility DVB Bank SE ($42,000) Navios Holdings	Dec. 31, 2012 Loan Facility DVB Bank SE ($42,000) Navios Holdings	Dec. 31, 2013 Loan Facility Credit Agricole ($22,500) Navios Holdings	Dec. 31, 2012 Loan Facility Credit Agricole ($22,500) Navios Holdings	Sep. 30, 2013 Loan Facility DVB ($40,000) Navios Holdings	Dec. 31, 2012 Loan Facility DVB ($40,000) Navios Holdings	Dec. 31, 2013 8.125% Senior notes due 2019 Navios Holdings	Dec. 31, 2012 8.125% Senior notes due 2019 Navios Holdings	Dec. 31, 2013 2022 Notes Navios Holdings	Dec. 31, 2012 2022 Notes Navios Holdings	Dec. 31, 2013 2017 Notes Navios Holdings	Dec. 31, 2012 2017 Notes Navios Holdings	Dec. 31, 2013 Senior notes Navios Logistics loans	Dec. 31, 2012 Senior notes Navios Logistics loans	Dec. 31, 2013 Total Navios Logistics loans Navios Logistics loans	Dec. 31, 2012 Total Navios Logistics loans Navios Logistics loans
Debt Instrument [Line Items]
Loan facility									$ 0	$ 41,659	$ 0	$ 4,428	$ 66,086	$ 71,706	$ 0	$ 30,308	$ 0	$ 32,000	$ 26,112	$ 32,700	$ 18,841	$ 20,203	$ 19,350	$ 20,750	$ 0	$ 30,394	$ 36,801	$ 39,325	$ 11,250	$ 0	$ 39,125	$ 0
Senior Notes																																	350,000	350,000					290,000	200,000
Ship mortgage notes																																			650,000	0	0	488,000
Other long-term loans					528	598
Total borrowings	1,508,093		1,217,565	1,161,473			1,508,093	1,362,071																																	290,528	200,598
Plus: unamortized premium							3,156	0
Less: unamortized discount							0	(3,859)
Less: current portion	19,261	33,095					(19,261)	(33,095)
Total long-term borrowings	$ 1,491,988	$ 1,325,117					$ 1,491,988	$ 1,325,117